Commitments and Contingencies - Schedule of Minimum Annual Lease Commitments Under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 1,845
2020	1,892
2021	1,941
2022	1,991
2023	1,728
Thereafter	1,460
Total minimum lease payments	$ 10,857